NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2022
Non-Controlling Interest 1 [Abstract]
Disclosure of non-controlling interests
Non-controlling interests consisted of the following:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$15,852	$15,736
FV LTIP Units(1)	50	55
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	1,015	1,015
Preferred equity of subsidiaries	2,757	2,750
Non-controlling interests in subsidiaries and properties	14,261	15,941
Total interests of others in operating subsidiaries and properties	18,033	19,706
Total non-controlling interests	$33,935	$35,497
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity

Schedule of interests in subsidiaries
Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
BPO(1)	Canada	—%	—%	$4,423	$5,020
BPY Subsidiary Holding Entities(2)	Bermuda/Canada	—%	—%	3,728	3,871
BPR Retail Holdings LLC(3)	United States	—%	—%	1,333	1,274
BSREP II MH Holdings LLC(4)	United States	74%	74%	1,311	932
BSREP II PBSA Ltd.(4)	Bermuda	75%	75%	1,200	1,190
BSREP II Korea Office Holdings Pte. Ltd.(4)	South Korea	78%	78%	891	936
Center Parcs UK(4)	United Kingdom	73%	73%	734	799
Brookfield Fairfield Multifamily Value Add Fund III LP(4)	United States	70%	70%	452	383
BSREP II Retail Upper Pooling LLC(4)	United States	50%	50%	432	383
BSREP II LA Mart Mezz LLC (DE)(4)	United States	74%	74%	399	352
BSREP II Holdings Pte. Ltd.(4)	India	68%	68%	364	355
Hospitality Investors Trust Inc.(4)	United States	74%	74%	350	376
BSREP Citypoint Investments Ltd.(4)	United Kingdom	69%	69%	311	342
Brookfield India Real Estate Trust(4)	India	82%	82%	236	280
BSREP CARS Sub-Pooling LLC(4)(5)	United States	—%	74%	—	588
BSREP II WS Hotel Holding LLC(4)(5)	United States	—%	74%	—	544
Other	Various	33% - 77%	33% - 77%	1,869	2,081
Total				$18,033	$19,706
(1)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)Includes non-controlling interests in various corporate entities of the partnership
(3)Includes non-controlling interests in BPYU subsidiaries.
(4)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(5)These subsidiaries were sold in the first quarter of 2022.